Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143